BACKGROUND AND BASIS OF PRESENTATION - Narrative (Details)	12 Months Ended
Dec. 31, 2021 subsidiary
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating segments	1
Reportable segments	1